Johnson Municipal Income Fund (Prospectus Summary) | Johnson Municipal Income Fund
The Johnson Municipal Income Fund
Investment Objective:
A high level of federally tax-free income over the long term consistent with preservation of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Johnson Municipal Income Fund
Redemption Fee	[1]	none
Exchange Fee		none
[1]	A processing fee will be deducted from any wire sales proceeds and paid to the Custodian.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Johnson Municipal Income Fund
Management Fees		1.00%
Other Expenses (Acquired Fund Fees and Expenses)	[1]	0.02%
Total Annual Fund Operating Expenses		1.02%
Fee Waiver		(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver		0.67%
[1]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Effective May 1, 2012, the Adviser has contractually agreed to waive its management fees for the Municipal Income Fund, at least through April 30, 2013, so that the Management Fee is 0.65% for the period. The adviser may not unilaterally change the contract until May 1, 2013.
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Johnson Municipal Income Fund	69	215	374	837

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5.49% of the average value of its portfolio.
Principal Investment Strategies of the Fund:
The Fund invests primarily in investment grade municipal securities, the income from which is exempt from regular federal income tax. The Adviser primarily invests in Ohio municipal securities that provide income that is exempt from both Ohio and regular federal income tax. The Fund may concentrate its investments in a particular segment of the bond market, such as education-related bonds.

The Adviser typically selects securities with maturities between three and fifteen years, based on the available yield at various maturity levels. The Fund will normally invest at least 95% of its assets in investment grade municipal securities (or unrated municipal securities that the Adviser determines are of comparable quality) that provide income that is exempt from federal income tax and the alternative minimum tax.
Principal Risks of Investing in the Fund:
As with any mutual fund investment, the Fund's returns may vary and you could lose money.

Interest Rate Risk - Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.

Credit Risk - The issuer of the fixed income security (including some government agencies) may not be able to make interest and principal payments when due.

Political Risk - Substantial changes in federal income tax laws could cause municipal bond prices to decline. This is because the demand for municipal bonds is strongly influenced by the value of tax-exempt income to investors.

Geographic Risk - Because the Fund invests primarily in bonds from the State of
Ohio, it is particularly sensitive to political and economic factors that negatively affect Ohio.

Segment Risk - Economic or political factors affecting one bond in a particular segment of the bond market may affect other bonds within the segment in the same manner.

Non-Diversification Risk - The Fund is non-diversified and may invest in securities of fewer issuers than a diversified Fund. This may cause greater fluctuation in the Fund's value and may make the Fund more susceptible to the credit risk presented by any particular issuer.

Management Risk - The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment will produce the desired results.
The chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year for the last 10 calendar years.
The table shows how the Fund's average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.
The bar chart shows changes in the Fund's returns from year to year for the last 10 calendar years.
Average Total Returns for the Municipal Income Fund as of December 31 of each year

During the period shown, the highest return for a calendar quarter was 3.94% in the fourth quarter of 2008, and the lowest return was -3.27% in the fourth quarter of 2010.
Average Annual Total Returns: For the Periods ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Johnson Municipal Income Fund	Return Before Taxes	7.62%	4.80%	4.11%
Johnson Municipal Income Fund After Taxes on Distributions	Return After Taxes on Distributions	7.62%	4.80%	4.11%
Johnson Municipal Income Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.18%	4.55%	3.99%
Johnson Municipal Income Fund Barclays Capital 5 Year Obligation Municipal Bond Index	Barclays Capital 5 Year Obligation Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.91%	5.66%	4.87%

The Barclays Capital Five Year General Obligation Municipal Bond Index is the
benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.